Related Party Transactions (Details) (USD $)	0 Months Ended								12 Months Ended		15 Months Ended
	Jun. 03, 2011	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Aug. 10, 2011	May 26, 2011	Jan. 18, 2011	Mar. 31, 2013 Sunrise Financial Group [Member]	Mar. 31, 2012 Sunrise Financial Group [Member]	Mar. 31, 2012 Sunrise Financial Group [Member]	Mar. 31, 2012 Iron Sands Corporation [Member]	Mar. 31, 2012 Trenton Acquisition Corporation [Member]
Related Party Transaction (Textual)
SFG advanced the Company for professional fees									$ 16,000	$ 13,735	$ 8,500
Loans receivable - related parties				13,219	13,219							6,525	6,694
Loan payable - related party				38,235	22,235
Additional amount borrowed from related party				500
Common stock value, Subscription received						25,000	25,000	25,000
Common stock shares, Subscription received							5,000,000	5,000,000
Note payable - related party		1,705,201	728,001	25,500	5,000
Interest rate on notes payable to related party	6.00%
Accrued interest related to loan				$ 497